Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents	Cash and cash equivalents at the end of the reporting period consist of the following:

	2020	2019
Cash and bank balances	Ps. 4,435	Ps. 4,641
Cash equivalents (see Note 3.5)	39,062	15,850
Total	Ps. 43,497	Ps. 20,491